Other Financial Assets - Summary of Other Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current
Derivatives assets	₩ 47,541	₩ 47,288
Debt securities	342,371	2,987
Deposit instruments	1,744,895	1,931,518
Short-term financial instruments	6,861,242	6,099,303
Other current financial assets	8,996,049	8,081,096
Non-current
Derivatives assets	64,737	1,795
Equity securities	1,204,902	1,238,630
Debt securities	22,380	34,327
Other Securities	343,183	338,106
Deposit instruments	34,187	35,040
Other non current financial assets	₩ 1,669,389	₩ 1,647,898